Financial risk management: Exchange rate risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial risk management:
Asset	$ 89,245,861	$ 83,636,752
Liability	(42,839,495)	(22,024,127)
Exchange rate risk
Financial risk management:
Asset	413,507	627,768
Liability	(7,496)	(7,450)
Monetary active position	$ 406,011	$ 620,318